Document Information	12 Months Ended
Feb. 29, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001699880
Registrant Name	American Lithium Corp.
Period End Date	Feb. 29, 2024
Reporting Currency	CAD